LEASE LIABILITY - Disclosure of detailed information about lease liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	$ 16,636	$ 146,717	$ 287,713
Additions	383,391
Disposals			(40,686)
Lease payments	(106,099)	(133,639)	(110,503)
Lease interest		3,558	10,193
Lease reduction	(178,025)
Lease liability, end of year	115,903	16,636	146,717
Current portion	56,997	16,636
Long-term portion	58,906	0
Warehouse [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	16,636	81,810	153,288
Additions	383,391
Disposals			0
Lease payments	(106,099)	(67,794)	(77,835)
Lease interest		2,620	6,357
Lease reduction	(178,025)
Lease liability, end of year	115,903	16,636	81,810
Current portion	56,997
Long-term portion	58,906
Vehicles [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	0	64,907	134,425
Additions	0
Disposals			(40,686)
Lease payments	0	(65,845)	(32,668)
Lease interest		938	3,836
Lease reduction	0
Lease liability, end of year	0	$ 0	$ 64,907
Current portion	0
Long-term portion	$ 0